Property, Plant and Equipment, Net (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Borrowing costs capitalized	$ 7	$ 9
Fixed assets purchased on credit	$ 39	$ 32